Payroll and related benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Payroll and Related Benefits

Million US dollar	2019	2018 restated	2017 restated
Wages and salaries	(4 563)	(4 638)	(4 752)
Social security contributions	(683)	(694)	(688)
Other personnel cost	(678)	(708)	(759)
Pension expense for defined benefit plans	(193)	(192)	(196)
Share-based payment expense	(340)	(353)	(348)
Contributions to defined contribution plans	(101)	(109)	(107)
Payroll and related benefits	(6 558)	(6 694)	(6 850)

Summary of Number of Full Time Equivalents
The number of full time equivalents can be split as follows:

	2019	2018	2017
AB InBev NV (parent company)	204	180	215
Other subsidiaries	171 711	172 596	182 700
Total number of FTE	171 915	172 776	182 915